EARNINGS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Excluded from computation of diluted net loss per share	12,926,506	8,561,476
Warrants [Member]
Excluded from computation of diluted net loss per share	12,926,506	8,561,476